Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Financial liabilities designated at fair value through profit or loss
Note 16 – Financial liabilities designated at fair value through profit or loss

	12/31/2019			12/31/2018
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Shares	11	—	11	31	9	40
Debt securities	38	152	190	6	146	152

Total	49	152	201	37	155	192

The effect of credit risk of these instruments is not significant at 12/31/2019 and 12/31/2018.
Shares and debt securities do not have a defined amount on maturity, since they vary according to stock market quotation and an exchange variation component, respectively.